Supplemental Cash Flow Information Summary of Supplemental Cash Flow Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Change in working capital
Accounts receivable	$ 564,381	$ (566,648)	$ (2,601,713)	$ 0
Income tax receivable	1,322,340	0	(1,322,340)	0
Notes and other receivables, net	0	1,700,000	1,200,000	(581,400)
Inventory	(7,357,888)	834,094	830,862	0
Prepaid expenses and other current assets	(2,070,637)	5,308,936	1,401,841	0
Security deposits	(85,875)	6,181	(36,336)	0
Prepaid expenses and other assets	43,787	(37,849)	675,635	(179,701)
Cash settled share-based payments	0	(1,682,898)	(1,682,898)	0
Accounts payable and accrued liabilities	(13,845,266)	(29,947,252)	(36,761,461)	8,052,817
Total change in working capital	(2,659,682)	(39,995,798)	(46,513,086)	8,813,918
Cash transactions
Income taxes paid	$ 6,000,000	$ 1,700,000	$ 4,753,710	$ 0